UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2007

[USAA
EAGLE
LOGO (R)]


                                USAA GROWTH Fund

                      3RD QUARTER Portfolio of Investments


                                 APRIL 30, 2007

                                                                      (FORM N-Q)

48488-0607                                   (C)2007, USAA. All rights reserved.

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USAA GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------

                COMMON STOCKS (98.5%)

                CONSUMER DISCRETIONARY (17.5%)
                ------------------------------
                APPAREL & ACCESSORIES & LUXURY GOODS (1.8%)
      180,969   Coach, Inc.*                                     $         8,837
       72,119   Polo Ralph Lauren Corp.                                    6,643
                                                                 ---------------
                                                                          15,480
                                                                 ---------------
                AUTOMOBILE MANUFACTURERS (1.2%)
       85,285   Toyota Motor Corp. ADR                                    10,355
                                                                 ---------------
                BROADCASTING & CABLE TV (2.7%)
      903,746   Comcast Corp. "A"*(a)                                     24,094
                                                                 ---------------
                CASINOS & GAMING (3.7%)
      195,372   Las Vegas Sands Corp.*                                    16,644
      144,098   MGM Mirage*                                                9,690
       23,599   Station Casinos, Inc.                                      2,053
       42,898   Wynn Resorts Ltd.                                          4,385
                                                                 ---------------
                                                                          32,772
                                                                 ---------------
                DEPARTMENT STORES (2.2%)
      146,947   Federated Department Stores, Inc.                          6,454
       77,773   Kohl's Corp.*                                              5,758
      132,805   Nordstrom, Inc.                                            7,294
                                                                 ---------------
                                                                          19,506
                                                                 ---------------
                GENERAL MERCHANDISE STORES (0.8%)
      111,131   Target Corp.                                               6,598
                                                                 ---------------
                HOME IMPROVEMENT RETAIL (0.9%)
      266,213   Lowe's Companies, Inc.                                     8,136
                                                                 ---------------
                MOVIES & ENTERTAINMENT (1.9%)
      364,467   News Corp. "A"                                             8,160
      230,234   Walt Disney Co.                                            8,054
                                                                 ---------------
                                                                          16,214
                                                                 ---------------
                PUBLISHING (0.9%)
      124,040   McGraw-Hill Companies, Inc.                                8,128
                                                                 ---------------
                RESTAURANTS (1.4%)
        5,694   McDonald's Corp.                                             275
      164,656   Starbucks Corp.*(a)                                        5,107
      115,158   Yum! Brands, Inc.                                          7,124
                                                                 ---------------
                                                                          12,506
                                                                 ---------------
                Total Consumer Discretionary                             153,789
                                                                 ---------------

                CONSUMER STAPLES (4.7%)
                -----------------------
                BREWERS (0.6%)
      207,251   Heineken NV ADR                                            5,523
                                                                 ---------------
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USAA GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------
                DRUG RETAIL (1.7%)
      411,357   CVS Corp.                                        $        14,907
                                                                 ---------------
                HOUSEHOLD PRODUCTS (1.1%)
      144,826   Procter & Gamble Co.                                       9,314
                                                                 ---------------
                PACKAGED FOODS & MEAT (0.4%)
      111,880   Kraft Foods, Inc. "A"                                      3,745
                                                                 ---------------
                SOFT DRINKS (0.9%)
      114,572   PepsiCo, Inc.                                              7,572
                                                                 ---------------
                Total Consumer Staples                                    41,061
                                                                 ---------------

                ENERGY (2.0%)
                -------------
                OIL & GAS EQUIPMENT & SERVICES (0.9%)
        2,500   Cameron International Corp.*                                 161
      101,091   Schlumberger Ltd.                                          7,464
                                                                 ---------------
                                                                           7,625
                                                                 ---------------
                OIL & GAS EXPLORATION & PRODUCTION (1.1%)
      176,404   XTO Energy, Inc.                                           9,574
                                                                 ---------------
                Total Energy                                              17,199
                                                                 ---------------

                FINANCIALS (17.9%)
                ------------------
                ASSET MANAGEMENT & CUSTODY BANKS (1.8%)
       39,653   BlackRock, Inc. "A"                                        5,936
       26,752   Franklin Resources, Inc.                                   3,513
      134,816   T. Rowe Price Group, Inc.                                  6,698
                                                                 ---------------
                                                                          16,147
                                                                 ---------------
                CONSUMER FINANCE (0.8%)
      116,002   American Express Co.                                       7,038
                                                                 ---------------
                DIVERSIFIED BANKS (1.9%)
      339,000   China Merchants Bank Co. Ltd.*(b)                            828
   14,562,000   Industrial and Commercial Bank of China
                Ltd. "H"*(b),(c)                                           7,961
      206,893   Wells Fargo & Co.                                          7,425
                                                                 ---------------
                                                                          16,214
                                                                 ---------------
                DIVERSIFIED CAPITAL MARKETS (1.1%)
      154,773   UBS AG                                                    10,045
                                                                 ---------------
                INVESTMENT BANKING & BROKERAGE (6.2%)
      138,170   Goldman Sachs Group, Inc.                                 30,205
      145,574   Lehman Brothers Holdings, Inc.                            10,959
      156,341   Morgan Stanley                                            13,134
                                                                 ---------------
                                                                          54,298
                                                                 ---------------
                MULTI-LINE INSURANCE (0.9%)
      109,687   American Media Operations, Inc.                            7,668
                                                                 ---------------
                OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
       59,130   Citigroup, Inc.                                            3,171
                                                                 ---------------
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USAA GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------
                REAL ESTATE MANAGEMENT & DEVELOPMENT (1.9%)
      421,176   CB Richard Ellis Group, Inc. "A"*                $        14,257
       44,522   St. Joe Co.(a)                                             2,521
                                                                 ---------------
                                                                          16,778
                                                                 ---------------
                SPECIALIZED FINANCE (2.9%)
       19,977   Chicago Mercantile Exchange Holdings, Inc.                10,323
       61,173   InterContinental Exchange, Inc.*                           7,769
       42,092   Moody's Corp.                                              2,783
       54,906   NYSE Euronext*                                             4,630
                                                                 ---------------
                                                                          25,505
                                                                 ---------------
                Total Financials                                         156,864
                                                                 ---------------

                HEALTH CARE (17.4%)
                -------------------
                BIOTECHNOLOGY (6.4%)
      177,816   Amylin Pharmaceuticals, Inc.*                              7,349
      149,722   Celgene Corp.*                                             9,157
      294,674   Genentech, Inc.*                                          23,571
       53,710   Genzyme Corp.*                                             3,508
      150,018   Gilead Sciences, Inc.*                                    12,259
                                                                 ---------------
                                                                          55,844
                                                                 ---------------
                HEALTH CARE EQUIPMENT (2.2%)
      125,905   Baxter International, Inc.                                 7,130
      132,554   St. Jude Medical, Inc.*                                    5,672
       99,315   Stryker Corp.                                              6,450
                                                                 ---------------
                                                                          19,252
                                                                 ---------------
                LIFE SCIENCES TOOLS & SERVICES (1.1%)
      193,046   Thermo Fisher Scientific, Inc.*                           10,050
                                                                 ---------------
                MANAGED HEALTH CARE (2.8%)
      458,298   UnitedHealth Group, Inc.                                  24,317
                                                                 ---------------
                PHARMACEUTICALS (4.9%)
      186,530   Abbott Laboratories                                       10,561
      216,620   Merck & Co., Inc.                                         11,143
      432,260   Schering-Plough Corp.                                     13,716
      144,942   Wyeth                                                      8,044
                                                                 ---------------
                                                                          43,464
                                                                 ---------------
                Total Health Care                                        152,927
                                                                 ---------------

                INDUSTRIALS (9.4%)
                ------------------
                AEROSPACE & DEFENSE (5.2%)
      163,325   Boeing Co.                                                15,189
      131,631   General Dynamics Corp.                                    10,333
       77,538   Lockheed Martin Corp.                                      7,455
      119,713   Precision Castparts Corp.                                 12,463
                                                                 ---------------
                                                                          45,440
                                                                 ---------------
                AIR FREIGHT & LOGISTICS (1.1%)
       92,111   FedEx Corp.                                                9,712
                                                                 ---------------
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USAA GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------
                CONSTRUCTION & FARM MACHINERY & HEAVY
                TRUCKS (0.8%)
       63,867   Deere & Co.                                      $         6,987
                                                                 ---------------
                RAILROADS (2.3%)
      109,251   Burlington Northern Santa Fe Corp.                         9,564
       90,610   Union Pacific Corp.                                       10,352
                                                                 ---------------
                                                                          19,916
                                                                 ---------------
                Total Industrials                                         82,055
                                                                 ---------------

                INFORMATION TECHNOLOGY (23.1%)
                ------------------------------
                APPLICATION SOFTWARE (1.2%)
      255,941   Adobe Systems, Inc.*                                      10,637
                                                                 ---------------
                COMMUNICATIONS EQUIPMENT (5.9%)
    1,018,573   Cisco Systems, Inc.*                                      27,237
      441,332   Corning, Inc.*                                            10,468
      313,069   QUALCOMM, Inc.                                            13,713
                                                                 ---------------
                                                                          51,418
                                                                 ---------------
                COMPUTER HARDWARE (3.4%)
      214,644   Apple, Inc.*                                              21,421
       86,869   International Business Machines Corp.                      8,879
                                                                 ---------------
                                                                          30,300
                                                                 ---------------
                COMPUTER STORAGE & PERIPHERALS (2.2%)
      465,650   EMC Corp.*                                                 7,069
      327,678   Network Appliance, Inc.*                                  12,193
                                                                 ---------------
                                                                          19,262
                                                                 ---------------
                DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
       91,614   Alliance Data Systems Corp.*                               5,832
       86,130   MasterCard, Inc. "A"                                       9,619
                                                                 ---------------
                                                                          15,451
                                                                 ---------------
                INTERNET SOFTWARE & SERVICES (5.0%)
      350,602   eBay, Inc.*                                               11,899
       54,790   Google, Inc. "A"*                                         25,827
      207,935   Yahoo!, Inc.*                                              5,831
                                                                 ---------------
                                                                          43,557
                                                                 ---------------
                IT CONSULTING & OTHER SERVICES (1.2%)
      115,049   Cognizant Technology Solutions Corp. "A"*                 10,285
                                                                 ---------------
                SEMICONDUCTOR EQUIPMENT (0.5%)
       76,884   MEMC Electronic Materials, Inc.*                           4,219
                                                                 ---------------
                SEMICONDUCTORS (0.8%)
      321,811   Intel Corp.                                                6,919
                                                                 ---------------
                SYSTEMS SOFTWARE (1.2%)
      365,874   Microsoft Corp.                                           10,954
                                                                 ---------------
                Total Information Technology                             203,002
                                                                 ---------------
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USAA GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------

                MATERIALS (4.5%)
                ----------------
                DIVERSIFIED METALS & MINING (1.1%)
      147,044   Freeport-McMoRan Copper & Gold, Inc. "B"         $         9,875
                                                                 ---------------
                FERTILIZERS & AGRICULTURAL CHEMICALS (2.0%)
      298,455   Monsanto Co.                                              17,606
                                                                 ---------------
                INDUSTRIAL GASES (0.4%)
       54,288   Praxair, Inc.                                              3,504
                                                                 ---------------
                STEEL (1.0%)
       75,969   Allegheny Technologies, Inc.                               8,325
                                                                 ---------------
                Total Materials                                           39,310
                                                                 ---------------

                TELECOMMUNICATION SERVICES (1.7%)
                ---------------------------------
                INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
       19,550   AT&T, Inc.                                                   757
                                                                 ---------------
                WIRELESS TELECOMMUNICATION SERVICES (1.6%)
      138,936   America Movil S.A. de C.V. ADR "L"                         7,298
      777,500   China Mobile Ltd.(b)                                       7,008
                                                                 ---------------
                                                                          14,306
                                                                 ---------------
                Total Telecommunication Services                          15,063
                                                                 ---------------

                UTILITIES (0.3%)
                ----------------
                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
       29,859   NRG Energy, Inc.*                                          2,358
                                                                 ---------------
                Total Common Stocks (cost: $722,412)                     863,628
                                                                 ---------------


                MONEY MARKET INSTRUMENTS (0.5%)

                MONEY MARKET FUNDS (0.5%)
    4,429,625   SSgA Prime Money Market Fund, 5.16%(d)
                (cost: $4,430)                                             4,430
                                                                 ---------------



                SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (4.2%)

                MONEY MARKET FUNDS (0.0%)
      271,098   AIM Short-Term Investment Co. Liquid Assets
                Portfolio, 5.24%(d)                                          271
                                                                 ---------------
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USAA GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)   SECURITY                                                   (000)
 -------------------------------------------------------------------------------

                COMMERCIAL PAPER (2.7%)

$      10,134   Manhattan Asset Funding Co., 5.54%,
                5/01/2007(c),(e),(g)                             $        10,134
       13,000   Paradigm Funding, LLC, 5.46%,
                5/01/2007(c),(e),(g)                                      13,000
                                                                 ---------------
                Total Commercial Paper                                    23,134
                                                                 ---------------

                REPURCHASE AGREEMENTS (1.5%)
        4,000   Credit Suisse First Boston LLC, 5.23%, acquired
                  on 4/30/2007 and due 5/01/2007 at $4,000
                  (collateralized by $4,135 of Fannie Mae
                  Discount Notes (f), 5.24% (g), due 7/25/2007;
                  market value $4,085),                                    4,000
        3,000   Deutsche Bank Securities, Inc., 5.22%, acquired
                  on 4/30/2007 and due 5/01/2007 at $3,000
                  (collateralized by $3,095 of Federal Home Loan
                  Bank Bonds (f), 5.75%, due 10/08/2019;
                  market value $3,061)                                     3,000
        1,000   Merrill Lynch Government Securities, Inc., 5.20%,
                  acquired on 4/30/2007 and due 5/01/2007 at
                  $1,000 (collateralized by $1,030 of Farmers Mac
                  Guaranteed Notes Trust(f), 5.13%, due
                  4/19/2017; market value $1,025)                          1,000
        5,000   Morgan Stanley & Co., Inc., 5.22%, acquired on
                  4/30/2007 and due 5/01/2007 at $5,000
                  (collateralized by $5,245 of Fannie Mae
                  Discount Notes(f), 5.24%(g), due 7/25/2007;
                  market value $5.181)                                     5,000
                                                                 ---------------
                Total Repurchase Agreements                               13,000
                                                                 ---------------
                Total Short-term Investments Purchased With
                Cash Collateral From Securities Loaned
                (cost: $36,405)                                           36,405
                                                                 ---------------


                TOTAL INVESTMENTS (COST: $763,247)               $       904,463
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USAA GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities
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USAA GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the
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USAA GROWTH FUND
APRIL 30, 2007 (UNAUDITED)



repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2007, was approximately $29,726,000. This amount excludes $4,838,000 of securities on loan which were sold prior to April 30, 2007.

D. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2007, were $144,432,000 and $3,216,000, respectively, resulting in net unrealized appreciation of $141,216,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $876,735,000 at April 30, 2007, and, in total, may not equal 100%. Investments in foreign securities were 5.6% of net assets at April 30, 2007. A category percentage of 0.0% represents less than 0.1% of net assets.

F. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.



SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of April 30, 2007.
(b) Security was fair valued at April 30, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
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USAA GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Rate represents the money market fund annualized seven-day yield at April 30, 2007.
(e) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(g) Zero-coupon security. Rate represents the effective yield at the date of purchase.

* Non-income-producing security for the 12 months preceding April 30, 2007.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.